Note 10 - Long-term Debt and Financing (Tables)	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Maturity	Sept. 30 2018	March 31, 2018
Credit facility (a)	September 1, 2020	$179,395	$122,115
Less: Debt issue costs (a)		(2,372)	(664)
8.75% loan (b)	September 12, 2023	115,623	-
6.75% $100M convertible debentures (c)	March 31, 2023	86,276	85,760
6.75% $160M convertible debentures (d)	December 31, 2021	149,515	148,146
6.5% convertible bonds (e)	July 29, 2019	132,898	188,147
		661,335	543,504
Less: Current portion		(132,898)	(121,451)
		$528,437	$422,053

Disclosure of maturity of debt [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total

Credit facility (a)	$-	$179,395	$-	$-	$179,395
8.75% loan (b)	-	-	131,845	-	131,845
6.75% $100M convertible debentures (c)	-		100,000		100,000
6.75% $160M convertible debentures (d)	-	-	160,000	-	160,000
6.5% convertible bonds (e)	135,146	-	-	-	135,146
	$135,146	$179,395	$391,845	$-	$706,386

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	As at April 1, 2018	Cash inflows/ (outflows)	Foreign Exchange	Non- cash changes	As at Sept. 30, 2018

Credit facility (a)	$121,451	$54,909	$-	$663	$177,023
8.75% loan (b)	-	119,380	(393)	(3,364)	115,623
6.75% $100M convertible debentures (c)	85,760	-	-	516	86,276
6.75% $160M convertible debentures (d)	148,146	-	-	1,369	149,515
6.5% convertible bonds (e)	188,147	(59,574)	606	3,719	132,898
	$543,504	$114,715	$213	$2,903	$661,335
Less: Current portion	$(121,451)	$-	$-	$-	$(132,898)
	$422,053	$114,715	$213	$2,903	$528,437
	As at April 1, 2017	Cash inflows/ (outflows)	Foreign Exchange	Non- cash changes	As at March 31, 2018

Credit facility (a)	$66,001	$53,857	$-	$1,593	$121,451
6.75% $100M convertible debentures (c)	-	95,869	-	(10,109)	85,760
6.75% $160M convertible debentures (d)	145,579	-	-	2,567	148,146
6.5% convertible bonds (e)	190,486	-	(6,101)	3,761	188,147
5.75% convertible debentures (f)	96,022	(100,000)	-	3,978	-
	$498,088	$49,726	$(6,101)	$1,790	$543,504
Less: Current portion	$-	$-	$-	$-	$(121,451)
	$498,088	$49,726	$(6,101)	$1,790	$422,053

Disclosure of finance cost [text block]
	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Credit facility (a)	$4,620	$2,932	$9,054	$5,570
6.75% $100M convertible debentures (c)	2,293	-	4,585	-
6.75% $160M convertible debentures (d)	3,399	3,342	6,769	6,062
6.5% convertible debentures (e)	5,629	3,687	9,776	7,741
5.75% convertible debentures (f)	-	2,072	-	4,145
Collateral cost and other	4,182	488	6,279	993
	$20,123	$12,521	$36,463	$24,511